Stock-Based Compensation (Details 1) - EOS ENERGY STORAGE, LLC [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Volatility	50.00%	58.20%	58.20%	62.00%
Risk free interest rate	0.49%	1.89%	1.89%	2.42%
Expected life (years)	6 years 2 months 30 days	6 years 2 months 30 days	6 years 2 months 30 days	4 years 6 months
Dividend yield	0.00%	0.00%	0.00%	0.00%